January 26, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	iShares Trust (the “Trust”) (Securities Act File No. 333-92935 and Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares S&P/Citigroup International Treasury Bond Fund  of the Trust, dated January 16, 2009, does not differ from those contained in Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed electronically on January 20, 2009.

Please address all questions regarding this filing to the undersigned at (415) 894-6504.

Very truly yours,

/s/ Jessica N. Bentley
Jessica N. Bentley, Esq.